CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Net Loss	$ (20,200)	$ (16,709)	$ (90,227)
ADJUSTMENTS TO RECONCILE NET LOSS TO NET CASH FROM (USED IN) OPERATING ACTIVITIES
Proceeds from sales of trading securities	0	0	2,827
Proceeds from sales of loans held for sale	391,253	493,272	551,977
Disbursements for loans held for sale	(376,694)	(496,806)	(545,548)
Provision for loan losses	27,946	46,765	103,318
Deferred federal income tax expense (benefit)	201	(1,533)	2,146
Deferred loan fees	(449)	420	(439)
Depreciation, amortization of intangible assets and premiums and accretion of discounts on securities and loans	(11,301)	(27,720)	(43,337)
Net gains on sales of mortgage loans	(9,262)	(12,330)	(10,860)
Net gains on securities	(249)	(1,639)	(3,826)
Securities impairment recognized in earnings	760	462	82
Net losses on other real estate and repossessed assets	5,824	9,722	8,554
Vehicle service contract counterparty contingencies	11,048	18,633	31,234
Share based compensation	1,208	542	809
Gain on extinguishment of debt	0	(18,066)	0
Goodwill impairment	0	0	16,734
(Increase) decrease in accrued income and other assets	16,874	397	(21,083)
Increase (decrease) in accrued expenses and other liabilities	(1,551)	1,928	2,014
Total Adjustments	55,608	14,047	94,602
Net Cash From (Used in) Operating Activities	35,408	(2,662)	4,375
CASH FLOW FROM INVESTING ACTIVITIES
Proceeds from the sale of securities available for sale	70,322	96,648	43,525
Proceeds from the maturity of securities available for sale	3,983	44,170	8,345
Principal payments received on securities available for sale	9,282	14,137	27,326
Purchases of securities available for sale	(173,186)	(55,150)	(15,806)
Redemption of Federal Home Loan Bank Stock	2,397	2,247	0
Redemption of Federal Reserve Bank Stock	405	1,977	209
Net decrease in portfolio loans (loans originated, net of principal payments)	196,558	347,574	76,866
Proceeds from the collection of vehicle service contract counterparty receivables	1,613	15,863	0
Proceeds from the sale of other real estate and repossessed assets	18,638	20,455	15,162
Capital expenditures	(2,557)	(4,429)	(7,995)
Net Cash From Investing Activities	127,455	483,492	147,632
CASH FLOW FROM (USED IN) FINANCING ACTIVITIES
Net increase (decrease) in total deposits	(165,713)	(313,930)	499,289
Net decrease in other borrowings and federal funds purchased	(7)	(36,791)	(191,722)
Proceeds from Federal Home Loan Bank advances	31,000	33,000	242,524
Payments of Federal Home Loan Bank advances	(68,638)	(56,359)	(462,356)
Net decrease in vehicle service contract counterparty payables	(5,106)	(9,570)	(5,327)
Proceeds from issuance of common stock	1,335	463	0
Extinguishment of debt, net	0	(1,005)	0
Dividends paid	0	0	(3,384)
Net Cash From (Used in) Financing Activities	(207,129)	(384,192)	79,024
Net Increase (Decrease) in Cash and Cash Equivalents	(44,266)	96,638	231,031
Cash and Cash Equivalents at Beginning of Year	385,374	288,736	57,705
Cash and Cash Equivalents at End of Year	341,108	385,374	288,736
Cash paid during the year for
Interest	18,729	38,095	50,420
Income taxes	59	513	335
Transfers to other real estate and repossessed assets	19,091	38,056	35,252
Transfer of payment plan receivables to vehicle service contract counterparty receivables	8,874	77,457	20,831
Issuance of common stock in exchange for subordinated debentures	0	23,502	0
Subordinated debentures exchanged for common stock	0	42,713	0
Retirement of Series A Preferred Stock	0	69,364	0
Retirement of common stock warrants	0	3,579
Issuance of Series B Preferred Stock	0	72,888	0
Issuance of common stock warrants	0	1,704
Transfer of loans to held for sale	$ 0	$ 0	$ 2,200